NEWBUILDINGS (Details) $ in Millions	6 Months Ended
	Jun. 30, 2017 USD ($) newbuilding	Dec. 31, 2016 newbuilding
Property, Plant and Equipment [Line Items]
Newbuilding Pre-Delivery Installments	$ 19.5
Newbuilding Other Capitalized Costs	$ 4.0
Capesize Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Number of Newbuilding Contracts | newbuilding	6	8
Ultramax Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of Newbuilding Contracts | newbuilding		2
Golden Surabaya & Golden Savannah [Domain]
Property, Plant and Equipment [Line Items]
Payments to Acquire Buildings	$ 67.7
Golden Libra & Golden Virgo
Property, Plant and Equipment [Line Items]
Payments to Acquire Buildings	$ 31.3